Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) year R / shares	Jun. 30, 2022 ZAR (R) year R / shares
Participation units | Sisonke ESOP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	0	6,311,667
Options granted (in shares)	0	40,064
Options exercised or vested (in shares)	0	(6,254,608)
Options forfeited and lapsed (in shares)	0	(97,123)
Number of options and rights (in shares)	0	0
Weighted average option price (in SA rand per share) | R / shares	R 0	R 58.2
Gain realised by participants on options and rights traded during the year | R	R 0	R 397
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	4,449,291	2,102,523
Options granted (in shares)	2,318,254	3,298,489
Options exercised or vested (in shares)	(1,480,166)	(641,562)
Options forfeited and lapsed (in shares)	(201,859)	(310,159)
Number of options and rights (in shares)	5,085,520	4,449,291
DS | Management DSP | Over three years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average option price (in SA rand per share) | R / shares	R 41.00	R 47.24
Gain realised by participants on options and rights traded during the year | R	R 12	R 13
Remaining life (years) | year	0	0.2
DS | Management DSP | Over three years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	269,919
Weighted average option price (in SA rand per share) | R / shares	R 41.50	R 47.24
Gain realised by participants on options and rights traded during the year | R	R 11	R 13
Remaining life (years) | year	0.2	1.2
DS | Management DSP | Over three years [Member] | September 18, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	1,478,246
Weighted average option price (in SA rand per share) | R / shares	R 40.21	R 0
Gain realised by participants on options and rights traded during the year | R	R 31	R 0
Remaining life (years) | year	1.2	0
DS | Management DSP | Over five years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	128,334
Weighted average option price (in SA rand per share) | R / shares	R 47.41	R 51.74
Gain realised by participants on options and rights traded during the year | R	R 2	R 2
Remaining life (years) | year	1.2	2.2
DS | Management DSP | Over five years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	229,091
Weighted average option price (in SA rand per share) | R / shares	R 47.41	R 49.6
Gain realised by participants on options and rights traded during the year | R	R 2	R 2
Remaining life (years) | year	2.2	3.2
DS | Management DSP | Over five years [Member] | September 18, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of options and rights (in shares)	705,413
Weighted average option price (in SA rand per share) | R / shares	R 47.41	R 0
Gain realised by participants on options and rights traded during the year | R	R 4	R 0
Remaining life (years) | year	3.2	0